Schedule of Equity Method Investments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 1	40.00%	40.00%
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 2		2,245
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 3		3,159
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 4	507
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 5	40.00%	40.00%
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 6		0
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 7		0
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 8	0
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 9	30.00%	30.00%
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 10		0
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 11		5,135
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 12	824
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 13		2,245
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 14		8,294
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 15	$ 1,331